Document and Entity Information	Jul. 09, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	CLOVER HEALTH INVESTMENTS, CORP. /DE
Amendment Flag	false
Entity Central Index Key	0001801170
Document Type	8-K
Document Period End Date	Jul. 09, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39252
Entity Tax Identification Number	98-1515192
Entity Address, Address Line One	725 Cool Springs Boulevard
Entity Address, Address Line Two	Suite 320
Entity Address, City or Town	Franklin
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37067
City Area Code	(201)
Local Phone Number	432-2133
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CLOV
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	CLOVW
Security Exchange Name	NASDAQ